BUSINESS ACQUISITIONS AND DISPOSALS - Acquisitions of subsidiaries under common control (Details) ₽ in Millions	12 Months Ended
Dec. 31, 2015 RUB (₽)
NVision
BUSINESS ACQUISITIONS AND DISPOSALS
Consideration paid net of cash acquired	₽ 10,181
Non cash consideration made	73
Cash acquired	959
Assets acquired other than cash	12,861
Liabilities assumed	12,977
Navigation Information Systems
BUSINESS ACQUISITIONS AND DISPOSALS
Consideration paid net of cash acquired	(177)
Cash acquired	221
Assets acquired other than cash	589
Liabilities assumed	1,360
Stream
BUSINESS ACQUISITIONS AND DISPOSALS
Consideration paid net of cash acquired	(558)
Cash acquired	558
Assets acquired other than cash	512
Liabilities assumed	₽ 2,065